Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Dec. 31, 2022	Dec. 31, 2021
U.S. dollar
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 19.4143	$ 20.5835
Japanese yen
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	0.1470	0.1789
Pounds sterling
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	23.3496	27.8834
Euro
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	20.7083	23.4086
Swiss francs
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 20.9791	$ 22.5924